Business Combinations (Detail Textuals 2) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Revenue	$ 16,709,000	$ 13,772,000	$ 60,692,000	$ 71,501,000	[1]
Net loss	(113,000)	(2,102,000)	(5,218,000)	(3,866,000)	[1]
Apex
Business Acquisition [Line Items]
Amortization of intangible assets				572,000
Net increase in interest expense				291,000
Number of common stock issued (in shares)				325,000
Illume Mobile
Business Acquisition [Line Items]
Amortization of intangible assets				125,000
Number of common stock issued (in shares)				617,284
Apex and Illume Mobile's
Business Acquisition [Line Items]
Revenue				1,500,000
Net loss				$ 1,800,000

[1]	The Consolidated Statement of Operations and Comprehensive Loss for the year ended December 31, 2012 has been restated as described in Note 2 herein.